Investment Objectives and Goals	Dec. 31, 2025
Penn Capital Short Duration High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Penn Capital Short Duration High Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Penn Capital Short Duration High Income Fund (the “Fund”) seeks to provide a high level of current income.
Penn Capital Special Situations Small Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Penn Capital Special Situations Small Cap Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Penn Capital Special Situations Small Cap Equity Fund (the “Fund”) seeks to provide capital appreciation.
P/E Global Enhanced International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the P/E Global Enhanced International Fund (the “Fund”) is to seek total return.
Torray Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Torray Equity Income Fund (formerly known as the Torray Fund) (the “Fund”) seeks to build investor wealth over time, with a particular focus on the level and growth of current income.
Longview Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Longview Advantage ETF Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Longview Advantage ETF (the “Fund”) is to seek long-term capital appreciation.
Tweedy, Browne Insider + Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tweedy, Browne Insider + Value ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Tweedy, Browne Insider + Value ETF (the “Fund”) is long-term capital growth.
Tweedy, Browne International Insider + Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tweedy, Browne International Insider + Value ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Tweedy, Browne International Insider + Value ETF (the “Fund”) is long-term capital growth.
Advent Convertible Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Advent Convertible Bond ETF (the “Fund”) is to provide a total return, from income and appreciation, by investing in U.S. convertible securities and U.S. Dollar-denominated (“USD”) convertible securities.

First Eagle Global Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Global Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the First Eagle Global Equity ETF (the “Fund”) is to seek long-term growth of capital by investing primarily in equities of U.S. and non-U.S. issuers.
First Eagle Overseas Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Overseas Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the First Eagle Overseas Equity ETF (the “Fund”) is to seek long-term growth of capital by investing primarily in equities of non-U.S. issuers.
Twin Oak Enhanced Credit ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Enhanced Credit ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Twin Oak Enhanced Credit ETF (the “Fund”) is total return.
Twin Oak Active Opportunities II ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Active Opportunities II ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Twin Oak Active Opportunities II ETF (the “Fund”) is long-term capital appreciation.
Twin Oak Active Opportunities III ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Active Opportunities III ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Twin Oak Active Opportunities III ETF (the “Fund”) is long-term capital appreciation.
Twin Oak Endure ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Endure ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Twin Oak Endure ETF (the “Fund”) is total return.
MUFG Japan Small Cap Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	MUFG Japan Small Cap Active ETF Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the MUFG Japan Small Cap Active ETF (the “Fund”) is to seek long-term capital appreciation.